Capital structure and financial items - Earnings per share (Details) - DKK (kr) kr / shares in Units, shares in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Net profit	kr 83,683	kr 55,525	kr 47,757
Average number of shares outstanding (in shares)	4,482.8	4,530.6	4,593.2
Dilutive effect of average outstanding joint share pool (in shares)	12.0	14.0	13.0
Average number of shares outstanding, including dilutive effect of outstanding share pool (in shares)	4,494.8	4,544.6	4,606.2
Basic earnings per share (DKK per share)	kr 18.67	kr 12.26	kr 10.40
Diluted earnings per share (DKK per share)	kr 18.62	kr 12.22	kr 10.37